Financial instruments - Summary of Changes in Fair Value of Level 3 Assets and Liabilities (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2023	Mar. 31, 2022
Assets:
Beginning balance		¥ 30,480,967
Ending balance		32,041,222	¥ 30,480,967
Liabilities:
Beginning balance		23,283,718
Ending balance		24,752,900	23,283,718
Level 3 of fair value hierarchy [member] | Financial liabilities required to be measured at FVPL [member] | Contingent consideration [member] | Recurring fair value measurement [member]
Liabilities:
Beginning balance		21,552	6,161
Net income	[1],[2]	(475)	297
Other comprehensive income	[1],[3]	1,240	1,645
Purchases		43,455	15,221
Sales and settlements		(13,951)	(1,762)
Others		(309)	(10)
Ending balance		51,512	21,552
Level 3 of fair value hierarchy [member] | Financial liabilities designated to be measured at FVPL [member] | Redeemable Non Controlling Interests [Member] | Recurring fair value measurement [member]
Liabilities:
Beginning balance		34,995	8,179
Net income	[1],[2]	(1,410)	2,008
Other comprehensive income	[1],[3]	2,877	2,978
Purchases		13,670	27,240
Sales and settlements		(2,802)	(5,285)
Others		(4)	(125)
Ending balance		47,326	34,995
Level 3 of fair value hierarchy [member] | Debt securities [member] | Japanese Corporate Bonds [Member] | Financial assets required to be measured at FVPL [member] | Recurring fair value measurement [member]
Assets:
Beginning balance		18	62
Purchases		20	20
Transfers out of Level 3	[4]		(34)
Other			(30)
Ending balance		38	18
Level 3 of fair value hierarchy [member] | Debt securities [member] | Japanese Corporate Bonds [Member] | Financial assets required to be measured at FVOCI [member] | Recurring fair value measurement [member]
Assets:
Beginning balance		154,245	93,288
Net income	[1],[2]	6	(1)
Other comprehensive income	[1],[3]	(30,203)	(13,006)
Purchases		47,574	73,964
Ending balance		171,622	154,245
Level 3 of fair value hierarchy [member] | Debt securities [member] | Foreign Corporate Bonds [Member] | Financial assets required to be measured at FVPL [member] | Recurring fair value measurement [member]
Assets:
Beginning balance		117	213
Net income	[1],[2]	(14)	5
Purchases		3,434	10
Sales and settlements		(70)
Other		(90)	(111)
Ending balance		3,377	117
Level 3 of fair value hierarchy [member] | Debt securities [member] | Foreign Corporate Bonds [Member] | Financial assets designated to be measured at FVPL [member] | Recurring fair value measurement [member]
Assets:
Beginning balance		3,625
Net income	[1],[2]	(84)	337
Transfers into Level 3	[5]		3,288
Ending balance		3,541	3,625
Level 3 of fair value hierarchy [member] | Debt securities [member] | Foreign Corporate Bonds [Member] | Financial assets required to be measured at FVOCI [member] | Recurring fair value measurement [member]
Assets:
Beginning balance		20,837	18,066
Net income	[1],[2]	598	700
Other comprehensive income	[1],[3]		(5)
Purchases		24,362	12,000
Sales and settlements		(21,125)	(9,868)
Other			(56)
Ending balance		24,672	20,837
Level 3 of fair value hierarchy [member] | Debt securities [member] | Securitized Products [Member] | Financial assets required to be measured at FVPL [member] | Recurring fair value measurement [member]
Assets:
Beginning balance		3,713	6,142
Sales and settlements		(3,713)	(2,429)
Ending balance		0	3,713
Level 3 of fair value hierarchy [member] | Debt securities [member] | Securitized Products [Member] | Financial assets required to be measured at FVOCI [member] | Recurring fair value measurement [member]
Assets:
Beginning balance		39,859	9,402
Net income	[1],[2]	(389)	279
Other comprehensive income	[1],[3]	6	(82)
Purchases		13,575	41,763
Sales and settlements		(15,048)	(10,625)
Transfers into Level 3	[5]	6,712	3,166
Transfers out of Level 3	[4]	(4,124)	(4,044)
Ending balance		40,591	39,859
Level 3 of fair value hierarchy [member] | Debt securities [member] | Investment funds [member] | Financial assets required to be measured at FVPL [member] | Recurring fair value measurement [member]
Assets:
Beginning balance		48,520	37,254
Net income	[1],[2]	(2,541)	5,678
Other comprehensive income	[1],[3]	395	394
Purchases		17,254	22,079
Sales and settlements		(2,832)	(16,885)
Ending balance		60,796	48,520
Level 3 of fair value hierarchy [member] | Equity Securities [Member] | Financial assets required to be measured at FVPL [member] | Recurring fair value measurement [member]
Assets:
Beginning balance		3,217	3,172
Net income	[1],[2]	(413)	(395)
Other comprehensive income	[1],[3]	0	(15)
Purchases		4,021	477
Sales and settlements		(36)	(22)
Ending balance		6,789	3,217
Level 3 of fair value hierarchy [member] | Equity Securities [Member] | Financial assets designated to be measured at FVOCI [member] | Recurring fair value measurement [member]
Assets:
Beginning balance		205,509	104,541
Other comprehensive income	[1],[3]	(24,913)	25,614
Purchases		143,611	89,274
Sales and settlements		(126)	(5,825)
Transfers into Level 3	[5]	146	63
Transfers out of Level 3	[4]	(600)	(7,884)
Other		401	(274)
Ending balance		324,028	205,509
Level 3 of fair value hierarchy [member] | Derivatives [member] | Equity Contracts [Member] | Financial assets required to be measured at FVPL [member] | Recurring fair value measurement [member]
Assets:
Beginning balance		4,024	10,176
Net income	[1],[2]	(393)	(6,629)
Other comprehensive income	[1],[3]	356	477
Purchases		705
Ending balance		¥ 4,692	¥ 4,024

[1]	For liability items, gains are presented as negative and losses are presented as positive.
[2]	Gains (losses) recognized in net income are included in financial services revenue, other operating (income) expense, net, financial income and financial expenses in the consolidated statements of income.
[3]	Gains (losses) recognized in other comprehensive income are included in changes in equity instruments measured at fair value through other comprehensive income, changes in debt instruments measured at fair value through other comprehensive income and exchange differences on translating foreign operations in the consolidated statements of comprehensive income.
[4]	Certain financial assets were transferred from Level 3 because observable market data became available.
[5]	Certain financial assets were transferred to Level 3 because the observability of the inputs used decreased.